Securitizations and Variable Interest Entities, Sale of Student Loan Portfolio (Details) - Student loan [Member] $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Variable Interest Entity [Line Items]
Assets sold	$ 9,500
Proceeds from transfer	9,900
Net gains (losses) on sale	355
Cash flows from other interests held	3,800
Collateralized financing receivable [Member]
Variable Interest Entity [Line Items]
Loans recognized	$ 3,800